20. SELECTED QUARTERLY DATA (UNAUDITED)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
20. SELECTED QUARTERLY DATA (UNAUDITED)

20. SELECTED QUARTERLY DATA (UNAUDITED)

	Quarterly Periods Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Revenue	$153,688	153,688	132,805	$66,238
Gross profit (loss)	$130,788	(127,812)	116,155	$43,338
Loss from operations	$(4,835,655)	(3,611,811)	(6,895,786)	$(5,767,106)
Other income (expense)	$1,493,618	(1,208,338)	(45,625,243)	$(6,344,798)
Net income (loss)	$(3,342,037)	(4,820,149)	(52,521,029)	$(12,111,904)
Basic and diluted earnings (loss) per share	$(0.00)	$(0.00)	$(0.03)	$(0.02)

	Quarterly Periods Ended
	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010
Revenue	$205,158	$205,158	$205,158	$109,570
Gross profit	$138,508	$138,508	$138,508	$92,920
Loss from operations	$(14,975,316)	$(1,124,886)	$(5,406,563)	$(10,821,866)
Other income (expense)	$(2,874,317)	$4,055,285	$7,342,278	$(30,567,947)
Net income (loss)	$(17,849,633)	$2,930,399	$1,935,715	$(41,389,813)
Basic and diluted earnings (loss) per share	$(0.03)	$0.00	$0.00	$(0.03)